                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Fidelity National Financial, Inc.
Address: 601 Riverside Avenue
         Jacksonville, FL 32204

Form 13F File Number: 28-11785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Anthony J. Park
Title: Chief Financial Officer
       (Principal Financial and Accounting Officer)
Phone: (904) 854-8100

SIGNATURE, PLACE, AND DATE OF SIGNING:


      (s) Anthony J. Park         Jacksonville, Florida       November 12, 2008
-----------------------------   -------------------------   --------------------
         [Signature]                  [City, State]                [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER   NAME

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                                    FORM 13F
                                  SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           21
Form 13F Information Table Value Total: $     33,989
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.
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                                FORM 13F REPORT

          NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.

                                                                                                                 VOTING AUTHORITY
                                                                           SHARES/         PUT/ INVSTMT   OTHER  ----------------
          NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE(X1000)  PRN AMT  SH/PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
--------------------------------- -------------- ----------- ------------ --------- ------ ---- ------- -------- ---- ------ ----
NTN BUZZTIME INC.                     COMMON     629410-30-9     1,462    6,644,611   SH        DEFINED            x
NORTHGATE MINERALS CORP.              COMMON     666416-10-2       655      500,000   SH        DEFINED            x
OCEANFREIGHT INCORPORATED             COMMON     Y64202-10-7     5,051      375,000   SH        DEFINED            x
MARINER ENERGY, INC.                  COMMON     56845T-30-5     3,588      175,000   SH        DEFINED            x
TELECOM CORP. OF NEW ZEALAND LTD.     COMMON     879278-20-8     1,529      166,400   SH        DEFINED            x
MERRILL LYNCH & CO INC                COMMON     590188-10-8     3,795      150,000   SH        DEFINED            x
TESORO CORPORATION                    COMMON     881609-10-1     1,872      113,500   SH        DEFINED            x
ING GROEP N.V.                        COMMON     456837-10-3     2,146      100,300   SH        DEFINED            x
NISSAN MOTOR LTD                      COMMON     654744-40-8     1,271       93,493   SH        DEFINED            x
NYSE EURONEXT                         COMMON     629491-10-1     2,899       74,000   SH        DEFINED            x
NEXEN, INC.                           COMMON     65334H-10-2     1,162       50,000   SH        DEFINED            x
BHP BILLITON LTD.                     COMMON     088606-10-8     2,600       50,000   SH        DEFINED            x
IMPERIAL OIL LIMITED                  COMMON     453038-40-8     1,921       45,100   SH        DEFINED            x
SEASPAN CORP.                         COMMON     Y75638-10-9       794       43,882   SH        DEFINED            x
CONTINENTAL AIRLINES INC.             COMMON     210795-30-8       500       30,000   SH        DEFINED            x
GULFMARK OFFSHORE, INC.               COMMON     402629-10-9     1,319       29,400   SH        DEFINED            x
AGRIUM INC                            COMMON     008916-10-8     1,402       25,000   SH        DEFINED            x
AMERICAN RESTAURANT GROUP INC         COMMON     029309-80-4        10        1,000   SH        DEFINED            x
PHOENIX CORP.                         COMMON     71902E-10-9         2          256   SH        DEFINED            x
UNIVERSAL CORP VA                     COMMON     913456-10-9        10          200   SH        DEFINED            x
Landamerica Finl Group, Inc.          COMMON     514936-10-3         1           37   SH        DEFINED            x
                                                                33,989    8,667,179